Brumadinho dam failure (Tables)	6 Months Ended
Jun. 30, 2023
Brumadinho Dam Failure
Schedule of changes in provisions to meet its assumed obligations, including de-characterization of the dams

	December 31, 2022	Operating expense	Monetary and present value adjustments	Disbursements	Translation adjustment	June 30, 2023
Global Settlement for Brumadinho
Payment obligations	882	-	42	(243)	67	748
Provision for socio-economic reparation and others	867	-	62	(238)	63	754
Provision for social and environmental reparation	777	-	51	(25)	65	868
	2,526	-	155	(506)	195	2,370
Commitments
Tailings containment and geotechnical safety	559	-	30	(67)	45	567
Individual indemnification	45	82	2	(32)	3	100
Other commitments	182	58	1	(16)	14	239
	786	140	33	(115)	62	906
Liability	3,312	140	188	(621)	257	3,276

Current liability	944					1,201
Non-current liability	2,368					2,075
Liability	3,312					3,276

Discount rate in nominal terms	9.08%					9.37%

(i)	In addition, the Company has incurred expenses, which have been recognized straight to the income statement as “other operating expenses, net” (note 5c), in relation to tailings management, humanitarian assistance, payroll, legal services, water supply, among others. In the six-month period ended June 30, 2023, the Company incurred expenses in the amount of US$242 (2022: US$277).